Average Annual Total Returns - FidelitySAIBondFunds-ComboPRO - FidelitySAIBondFunds-ComboPRO - Fidelity SAI Short-Term Bond Fund	Oct. 30, 2023
Fidelity SAI Short-Term Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(3.47%)
Since Inception	(1.61%)	[1]
Fidelity SAI Short-Term Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(3.87%)
Since Inception	(1.89%)	[1]
Fidelity SAI Short-Term Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.06%)
Since Inception	(1.34%)	[1]
LB013
Average Annual Return:
Past 1 year	(3.69%)
Since Inception	(1.74%)	[1]

[1]	AFrom September 15, 2020.